John Hancock High Yield ETF Average Annual Total Returns		12 Months Ended		20 Months Ended	49 Months Ended	52 Months Ended	57 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.20%	7.30%	7.20%	(0.09%)	(0.24%)	0.34%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.50%	9.75%
None or SAME
Prospectus [Line Items]
Average Annual Return, Percent			9.07%	9.96%
Performance Inception Date	May 01, 2024
None or SAME | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.93%	6.56%
None or SAME | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.33%	6.15%